Net Investment in Direct Finance Leases and Sales-Type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 11,204
Current	258,052
Total future minimum lease payments	269,256	$ 381,561
Financing Receivables, 1 to 29 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	4,592
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	937
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 5,675

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).